CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2022
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	Average yield	June 30,	December 31,
	p.a. %	2022	2021
Cash and banks (1)	1.59	6,826,207	11,720,774

Cash equivalents
Local currency
Fixed-term deposits (Compromised)	86.80% of CDI	63,660	14,506

Foreign currency
Fixed-term deposits (2)	1.48	822,214	1,855,496
		7,712,081	13,590,776

1)	Refers substantially to investments in foreign currency in the Sweep Account modality, which is a remunerated account, whose balance is applied and made available automatically and daily.

2)	Refers to Time Deposit applications, with maturity up to 90 days, which is a remunerated bank deposit with a specific maturity period.